Recent accounting pronouncements - Schedule of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Future minimum lease payments under operating leases at December 31, 2018	$ 8,422
Initial recognition of contracts	1,435
Commitments relating to short-term and low-value leases	(757)
Undiscounted lease payments at January 1, 2019	$ 8,422		$ 9,100
Effect of discounting at January 1, 2019			(1,565)
Lease liabilities arising on initial application of IFRS 16		$ 9,455	$ 7,535